Loan Impairment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trouble debt restructuring amounts	$ 14,365,469
Allowance for loan loss	1,424,916
Loans impaired, description		37 loans aggregating US$32.4 million were granted one-time extension, which accounted for 16.8% of total loans originated during the year ended December 31, 2017.
Business Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trouble debt restructuring amounts
Allowance for loan loss		15,397,550
Impaired amounts of business loans		11,336,725
Impaired amounts of personal loans		45,252,182
Personal Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trouble debt restructuring amounts	45,252,182	$ 11,336,725
Allowance for loan loss	$ 6,768,841